Common Control Mergers (Details 1)	1 Months Ended
Dec. 31, 2017 USD ($)
OmniSoft [Member]
Revenue	$ 250
Operating expenses	(134,154)
Net Loss	(133,904)
CrowdPay [Member]
Revenue	132,205
Operating expenses	(261,860)
Net Loss	$ (129,655)